Subsequent Events (Details) - Forecast [Member] $ in Millions	3 Months Ended
Mar. 31, 2024 USD ($) shares
Subsequent Events [Line Items]
Sale of shares common stock (in Shares) | shares	10,121,033
Aggregate proceeds for common stock	$ 33.5
Net proceeds received	$ 32.4